Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Taxes [line items]
Assets	$ 2,708	$ 2,493
Liabilities	(11,400)	(11,321)
Net	(8,692)	(8,828)	$ (8,939)	$ (9,518)
Netting by taxable entity - Assets	(2,124)	(2,007)
Netting by taxable entity - Liabilities	2,124	2,007
Net deferred tax assets/(liabilities), Assets	2,708	2,493
Net deferred tax assets/(liabilities), Liabilities	(11,400)	(11,321)
Net deferred tax assets/(liabilities), Net	(8,692)	(8,828)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	315	261
Liabilities	(1,844)	(2,026)
Net	(1,529)	(1,766)
Intangible assets [member]
Disclosure Of Deferred Taxes [line items]
Assets	186	139
Liabilities	(9,772)	(9,296)
Net	(9,585)	(9,157)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	98	79
Liabilities	(75)	(88)
Net	23	(9)
Trades and other receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	9	24
Net	9	24
Interest bearing loans and borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	942	868
Liabilities	(346)	(406)
Net	596	462
Employee benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	351	365
Liabilities	(56)	(20)
Net	296	345
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	687	608
Liabilities	(29)	(39)
Net	659	569
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	49	10
Liabilities	(99)	(101)
Net	(50)	(90)
Other items [member]
Disclosure Of Deferred Taxes [line items]
Assets	537	539
Liabilities	(1,303)	(1,352)
Net	(767)	(813)
Loss carry forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	1,658	1,606
Net	1,658	1,606
Gross deferred tax assets/(liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	4,832	4,500
Liabilities	(13,524)	(13,327)
Net	$ (8,692)	$ (8,828)